Accounts payable	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Accounts payable

7.	Accounts payable

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	June 30,	December 31,
	2025	2024
	$	$
Trade accounts payable	1,535	2,407
Accrued research and development costs	231	1,344
Accrued employee benefits	574	607
Payroll tax and other statutory liabilities	(20)	25
Other accrued liabilities	736	347
	3,056	4,730

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)